Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

DWS Short Duration Fund

The following information replaces the existing tables for DWS Short Duration Fund in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Lonnie Fox, who joined the team as a portfolio manager on July 1, 2022, is provided as of April 30, 2022 and the information for Rick Smith, Thomas J. Sweeney and Jeff Morton is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Rick Smith	$100,001 - $500,000	$100,001 - $500,000
Thomas J. Sweeney	$500,001 - $1,000,000	$500,001 - $1,000,000
Jeff Morton	$10,001 - $50,000	$10,001 - $50,000
Lonnie Fox	$0	$100,001 - $500,000

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Rick Smith	1	$2,022,544,088	0	$0
Thomas J. Sweeney	0	$0	0	$0
Jeff Morton	0	$0	0	$0
Lonnie Fox	4	$1,345,804,870	0	$0

 July 1, 2022

SAISTKR22-14

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Rick Smith	0	$0	0	$0
Thomas J. Sweeney	0	$0	0	$0
Jeff Morton	0	$0	0	$0
Lonnie Fox	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Rick Smith	10	$7,936,246,096	1	$331,789,210
Thomas J. Sweeney	29	$4,781,143,079	0	$0
Jeff Morton	7	$5,692,122,756	0	$0
Lonnie Fox	13	$1,008,705,504	0	$0

Please Retain This Supplement for Future Reference

July 1, 2022

SAISTKR22-14